Investment properties (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value Of investment properties loss	R$ 32,000,000	R$ 22
Fair value of investment properties	R$ 3,844,000,000	R$ 3,926,000,000